Common stock (Nonemployee stock-based compensation) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Goods and Nonemployee Services Transaction, Securities Issued	0	67,916	84,166	7,500
ExperiaHealth, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Goods and Nonemployee Services Transaction, Securities Issued			83,333